Asset Allocation Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

Investment Companies (95.7%)	Shares/ Par +	Value $ (000’s)
Commodities (0.4%)
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	46,500	998

Total		998

Domestic Equity (40.9%)
Invesco S&P 500 Equal Weight ETF	26,700	4,625
iShares Core S&P 500 ETF	57,750	32,450
iShares Core S&P Mid-Cap ETF	14,150	826
iShares Core S&P Small-Cap ETF	2,800	293
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio £	7,232,246	11,058
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio £	2,302,269	9,895
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio £	9,914,157	10,469
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio £	1,862,517	5,685
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio £	4,103,541	6,410
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio £	1,380,149	3,043
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio £	1,715,627	3,277
Schwab U.S. REIT ETF	188,900	4,063
SPDR Dow Jones REIT ETF	40,700	4,034
SPDR Portfolio S&P 400 Mid Cap ETF	170,400	8,721
SPDR Portfolio S&P 600 Small Cap ETF	112,000	4,565

Total		109,414

Fixed Income (34.2%)
iShares Core U.S. Aggregate Bond ETF	212,100	20,981
Northwestern Mutual Series Fund, Inc., Multi- Sector Bond Portfolio £	13,866,939	13,922
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio £	43,332,279	48,185

Investment Companies (95.7%)	Shares/ Par +	Value $ (000’s)
Fixed Income continued
Northwestern Mutual Series Fund, Inc., Short- Term Bond Portfolio £	2,769,199	2,919
SPDR Portfolio Long Term Treasury ETF	197,800	5,392

Total		91,399

Foreign Equity (20.2%)
iShares Core MSCI EAFE ETF	168,500	12,747
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio £	10,867,361	10,498
Northwestern Mutual Series Fund, Inc., International Equity Portfolio £	9,103,149	15,921
Northwestern Mutual Series Fund, Inc., International Growth Portfolio £	7,423,200	14,691

Total		53,857

Total Investment Companies (Cost: $247,328)		255,668

Short-Term Investments (2.7%)
Governments (2.2%)
US Treasury
0.000%, 4/29/25	2,000,000	1,994
0.000%, 5/29/25	2,000,000	1,986
0.000%, 6/26/25	2,000,000	1,980

Total		5,960

Investment Companies (0.5%)
JPMorgan Ultra-Short Income ETF	28,100	1,423

Total		1,423

Total Short-Term Investments (Cost: $7,387)		7,383

Total Investments (98.4%) (Cost: $254,715)@		263,051

Other Assets, Less Liabilities (1.6%)		4,205

Net Assets (100.0%)		267,256

Asset Allocation Portfolio

Over the Counter Derivatives

Total Return Swaps

Reference Entity	Counterparty	Payment made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Bloomberg Commodity Index 3 Month Forward	Morgan Stanley Capital Services LLC	0.180%	Bloomberg Commodity Index 3 Month Forward	4/25	6,456	$ —	$ —
						$ —	$ —

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	—	—	—	—	—	—	—

+	All par is stated in U.S. Dollar unless otherwise noted.
£	Affiliated Company
@

At March 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $254,715 and the net unrealized appreciation of investments based on that cost was $8,336 which is comprised of $19,789 aggregate gross unrealized appreciation and $11,453 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2025.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$255,668	$—	$—
Short-Term Investments
Governments	—	5,960	—
Investment Companies	1,423	—	—
Other Financial Instruments^
Total Return Swaps	—	—	—
Total Assets:	$257,091	$5,960	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Asset Allocation Portfolio

Transactions with Affiliated Companies

An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the period ended March 31, 2025 are as follows:

Portfolio	Value at 12/31/2024	Purchases	Sales	Value at 3/31/2025	Change in Unrealized Appreciation/(Depreciation)	Realized Gain (Loss)	Income Dividends	Capital Gain Distributions	Shares at 3/31/2025
					(amount in thousands)

Domestic Equity	$12,770	$–	$1,700	$11,058	$190	$(202)	$–	$–	7,232
Emerging Markets	10,411	–	–	10,498	87	–	–	–	10,867
Focused Appreciation	12,648	–	1,800	9,895	(1,607)	654	–	–	2,302
International Equity	14,510	–	–	15,921	1,411	–	–	–	9,103
International Growth	14,854	–	500	14,691	155	182	–	–	7,423
Large Cap Blend	12,849	–	1,770	10,469	(529)	(81)	–	–	9,914
Mid Cap Growth Stock	6,262	–	–	5,685	(577)	–	–	–	1,863
Mid Cap Value	6,274	–	–	6,410	136	–	–	–	4,104
Multi-Sector Bond	13,659	–	–	13,922	263	–	–	–	13,867
Select Bond	46,842	890	910	48,185	1,460	(97)	–	–	43,332
Short-Term Bond	2,871	–	–	2,919	48	–	–	–	2,769
Small Cap Growth Stock	3,488	–	–	3,043	(445)	–	–	–	1,380
Small Cap Value	3,462	–	–	3,277	(185)	–	–	–	1,716

	$160,900	$890	$6,680	$155,973	$407	$456	$–	$–	115,873

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand